Income taxes - DTA and DTL (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-capital loss
Deferred income tax liabilities, net	$ 46.4	$ 75.6	$ 50.0
Share issue and debt issue costs deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	0.3	(1.7)
Royalty stream and working interests deferred income tax assets
Non-capital loss
Net deferred tax assets	44.1	6.5
Royalty stream and working interests deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	89.6	89.0
Non-capital loss carry-forwards deferred income tax assets
Non-capital loss
Net deferred tax assets	0.6	0.3
Non-capital loss carry-forwards deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(3.9)	(4.3)
Investments deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	11.6	4.3
Other deferred income tax assets
Non-capital loss
Net deferred tax assets	0.4
Other deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	(6.1)	(4.9)
Deferred income tax assets
Non-capital loss
Net deferred tax assets	45.1	6.8
Deferred income tax liabilities
Non-capital loss
Net deferred tax liabilities	$ 91.5	$ 82.4